Remy Derivative Financial Instruments and Concentration of Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended													12 Months Ended						12 Months Ended
	Dec. 31, 2013 metrictons	Dec. 31, 2012 metrictons	Dec. 31, 2011	Dec. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2013 Commodity Contract [Member]	Dec. 31, 2012 Commodity Contract [Member]	Dec. 31, 2013 Unallocated Financing Receivables [Member]	Dec. 31, 2012 Unallocated Financing Receivables [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 01, 2010 Not Designated as Hedging Instrument [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Korea (South), Won	Dec. 31, 2012 Korea (South), Won	Dec. 31, 2013 Mexico, Pesos	Dec. 31, 2012 Mexico, Pesos	Dec. 31, 2013 Brazil, Brazil Real	Dec. 31, 2012 Brazil, Brazil Real	Dec. 31, 2013 Hungary, Forint	Dec. 31, 2012 Hungary, Forint	Dec. 31, 2013 United Kingdom, Pounds	Dec. 31, 2012 United Kingdom, Pounds	Dec. 31, 2013 Designated as Hedging Instrument [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Commodity Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 0	$ 6																								$ 5	$ 6	$ (6)		$ 1
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																								1	1	6	1	(5)
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	0										1
Derivative Asset, Fair Value, Gross Asset										0														6	7	4	6	0	1	2
Derivative Liability, Fair Value, Gross Liability											1	2												2	2		0	2	2
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax				2	3	1	1																							1
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months				3
Derivative, Floor Interest Rate											1.25%		175.00%																	125.00%
Derivative, Fixed Interest Rate											4.05%		334.50%																	275.00%
Derivative, Nonmonetary Notional Amount	6,368	6,566
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months							1
Interest expense	93	74	57					6	2
Loans Receivable, Gross, Commercial, Trade Financing								241	184
Derivative, Notional Amount											$ 72			$ 74	$ 56	$ 74	$ 67	$ 11	$ 18	$ 14	$ 13	$ 4	$ 1							$ 72